Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12 – COMMITMENTS AND CONTINGENCIES
Defined Contribution Plan
The Company established a 401(k) Plan (the “401(k) Plan”) for eligible employees of the Company effective April 1, 2014. Generally, all employees of the Company who are at least twenty-one years of age and who have completed three months of service are eligible to participate in the 401(k) Plan. The 401(k) Plan is a defined contribution plan that provides that participants may make salary deferral contributions, of up to the statutory maximum allowed by law (subject to catch-up contributions) in the form of voluntary payroll deductions. As of April 1, 2020 the Company decided to not match 401(k) contributions until the Company becomes profitable. The Company’s aggregate matching contributions were $11 and $18 for the six months ended June 30, 2020 and 2019, respectively, and $0 and $15 for the three months ended June 30, 2020 and 2019, respectively.

NOTE 13 - COMMITMENTS AND CONTINGENCIES
Operating Lease
The Company has operating leases for its executive office and office equipment. The remaining terms on these leases range from 4 to 5 years. The Company does not have any financing leases.
The Company entered into an operating lease in August 2012, which was amended in March 2019, for its executive office located at 45 Horsehill Road, Suite 106, Hanover Township, Morris County, New Jersey, which consists of approximately 5,225 square feet of space. The lease agreement expires in December 2022 and contains an additional three year option to extend the lease and annual escalating payments. The Company uses a discount rate of 12% to calculate the right of use asset and operating lease liability recorded on our consolidated balance sheet. The Company uses this facility as its corporate headquarters and as a research and manufacturing facility.
The Company’s office equipment operating lease is for a copier and the agreement expires in November 2023.
The components of lease expense of $64 for the year ended December 31, 2019 were recorded in the consolidated statement of operations. Rent expense including common area maintenance charges and taxes for the year ended December 31, 2018 was $79.
The following table provides a breakdown of lease balances within the consolidated balance sheet as of December 31, 2019:

December 31, 2019
Operating lease right of use asset	$192
Operating lease liability:
Lease Liability : current	$46
Lease Liability : non-current	146
Total operating lease liability	$192
Other information related to leases are as follows:

December 31, 2019
Cash paid for rent included in the measurement of operating lease liabilities cash flows	$75
Right-of-use asset obtained in exchange for new operating lease liability	236
Weighted-average remaining lease term- operating leases, in years	3.79
Weighted-average discount rate - operating leases	11.7%
Future minimum lease payments for operating leases with initial or remaining noncancelable lease terms in excess of one year as of December 31, 2019 are as follows:

For year ending	Amount
2020	$69
2021	77
2022	80
2023	3
Total future minimum lease payments	$229
Imputed interest	(37)
Total lease liability	$192
There were no material operating leases and financing leases that the Company had entered into and that were yet to commence as of December 31, 2019.
Defined Contribution Plan
The Company established a 401(K) Plan (the “401(K) Plan”) for eligible employees of the Company effective April 1, 2014. Generally, all employees of the Company who are at least twenty-one years of age and who have completed three months of service are eligible to participate in the 401(K) Plan. The 401(K) Plan is a defined contribution plan that provides that participants may make salary deferral contributions, of up to the statutory maximum allowed by law (subject to catch-up contributions) in the form of voluntary payroll deductions. The Company’s matching contribution is equal to 100 percent on the first four percent of a participant’s compensation which is deferred as an elective deferral. The Company’s aggregate matching contributions were $37 and $33 for the years ended December 31, 2019 and 2018, respectively.
Clinical and Basic Research Programs
The Company invests in research and development activities externally through academic and industry collaborations aimed at enhancing the Company’s products and optimizing manufacturing. At December 31, 2019, there were no future minimum payments for collaborations with various academic centers.
Supply Agreement
On November 18, 2016, the Company entered into an Amended Supply Agreement with DIL Technologie GmbH (“DIL”). Pursuant to the agreement (and so long as the agreement is effective), DIL will manufacture and supply the Company with Fortetropin®, the active ingredient for its products, and the Company will purchase quantities of Fortetropin® from DIL at its discretion. DIL will manufacture the formula exclusively for the Company in perpetuity, and may not manufacture the formula for other entities (but may manufacture it for its own non-commercial research).
The agreement expired on December 31, 2018, and the Company has not elected to renew the agreement as of the date of the filing of this proxy statement/prospectus/information statement.
Product Liability
As a manufacturer of nutritional supplements that are ingested by consumers, the Company may be subject to various product liability claims. Although we have not had any claims to date, it is possible that future product liability claims could have a material adverse effect on our business or financial condition, results of operations or cash flows. The Company currently maintains products liability insurance of $5 million per-occurrence and a $10 million annual aggregate coverage. At December 31, 2019 and 2018, the Company had not recorded any accruals for product liability claims.